[FRONT COVER]

1999 SEMIANNUAL REPORT




CENTENNIAL
AMERICA FUND, L.P.
--------------------------------------------------------------
JUNE 30, 1999

JAMES C. SWAIN
Chairman
Centennial America Fund, L.P.

BRIDGET A. MACASKILL
President
Centennial America Fund, L.P.


Dear Shareholder:

While the rest of the world struggled to generate growth, the U.S. economy remained strong during the first half of 1999. Some of the credit went to the Federal Reserve Board, which acted decisively last fall when it lowered short-term interest rates in an effort to keep U.S. growth on track. A lower interest rate environment stimulates the economy because it makes it more cost-effective for companies to borrow money to finance their operations.

However, too much economic growth can lead to inflation. So, with the Asian economic crisis receding into the background and oil prices rebounding during the reporting period, inflation fears were rekindled in the United States and the Fed announced that it raised short-term interest rates. Money market yields rose to reflect the new environment.

Centennial America Fund, L.P., which invests in a mixture of U.S. Treasury Bills and government agency securities, produced returns that reflected this economic environment. The Fund's yields were flat until May of 1999 when they rose to reflect the booming economy and fears of inflation. For the six months that ended June 30, 1999, Centennial America Fund, L.P. produced a compounded annualized yield of 3.53%. Without compounding, the corresponding yield was 3.47%. The seven-day annualized yields, with and without compounding, on June 30, 1999 were 3.48% and 3.42%, respectively.1 It is important to remember that an investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there is no assurance that the Fund will maintain a $1.00 share price in the future.

Our investment strategy for the Fund is to manage maturity by "laddering" the portfolio, rather than trying to predict the direction of interest rates. That is, we diversify the Fund by investing in securities of various maturities that are generally less than 397 days. By creating a laddered portfolio, regardless of the direction of interest rates move, we would own a significant number of securities that could benefit from virtually any economic environment.

Thank you for your continuing confidence in Centennial America Fund, L.P. We look forward to helping you reach your investment goals of safety and liquidity.

Sincerely,

/s/James C. Swain                     /s/Bridget A. Macaskill
James C. Swain                        Bridget A. Macaskill

July 22, 1999


1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

 2 Centennial America Fund, L.P.

--------------------------------------------------
STATEMENT OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)

                                                                                           FACE                VALUE
                                                                                           AMOUNT              SEE NOTE 1
===========================================================================================================================
REPURCHASE AGREEMENTS - 18.6%
---------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Paine Webber, Inc., 4.80%, dated 6/30/99 to be repurchased at $4,600,624 on 7/1/99, collateralized by Federal National Mortgage
Assn., 6%--6.50%, 7/1/06--5/1/29, with a value of $3,527,739 and Federal Home
Loan Mortgage Corp., 7%, 6/1/29, with a value of $1,196,888                                $4,600,000          $ 4,600,000

===========================================================================================================================
U.S. GOVERNMENT AGENCIES - 80.6%
---------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 4.90%, 8/2/99                                                     1,000,000              995,645
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
4.72%, 7/2/99                                                                               1,500,000            1,499,803
4.84%, 7/30/99                                                                              3,000,000            2,988,303
5%, 7/23/99                                                                                 1,000,000              996,945
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.69%, 7/19/99                                                                                880,000              877,875
4.71%, 7/6/99                                                                               1,500,000            1,499,019
4.75%, 7/2/99                                                                               1,500,000            1,499,801
4.75%, 7/9/99                                                                               1,500,000            1,498,390
4.88%, 7/21/99                                                                                530,000              528,563
---------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.73%, 7/2/99                                                                               3,000,000            2,999,606
4.82%, 7/21/99                                                                              1,500,000            1,495,983
---------------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Assn., guaranteeing commercial paper of
Nebraska Higher Education Loan Program, 4.84%, 7/12/99                      (1)             3,000,000            2,995,563
                                                                                                            ---------------
Total U.S. Government Agencies                                                                                  19,875,496

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                                                     99.2%           24,475,496
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  0.8               193,539
                                                                                       ---------------     ----------------

NET ASSETS                                                                                     100.0%          $24,669,035
                                                                                       ===============     ================

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $2,995,563 or 12.14% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Managing General Partners.

See accompanying Notes to Financial Statements.

 3 Centennial America Fund, L.P.

-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1999 (UNAUDITED)


====================================================================================================================================
ASSETS
Investments, at value - see accompanying statement                                                                      $24,475,496
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                        166,495
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                          248,539
Interest                                                                                                                        624
Other                                                                                                                         9,525
                                                                                                                        ------------
Total assets                                                                                                             24,900,679

====================================================================================================================================
LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                      124,572
Accrued taxes - Note 1                                                                                                       31,622
Dividends                                                                                                                    30,267
Shareholder reports                                                                                                          18,381
Service plan fees                                                                                                            11,395
Transfer and shareholder servicing agent fees                                                                                 1,173
Other                                                                                                                        14,234
                                                                                                                        ------------
Total liabilities                                                                                                           231,644

====================================================================================================================================
NET ASSETS                                                                                                              $24,669,035
                                                                                                                        ============

====================================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                         $24,668,918
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                                        117
                                                                                                                        ------------
Net assets - applicable to 24,668,918 shares of beneficial
interest outstanding                                                                                                    $24,669,035
                                                                                                                        ============

====================================================================================================================================
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                                $1.00
                                                                                                                              ======


See accompanying Notes to Financial Statements.



 4 Centennial America Fund, L.P.

--------------------------------------------------------------------------
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



====================================================================================================================================
INVESTMENT INCOME - Interest                                                                                               $566,259

====================================================================================================================================
EXPENSES
Management fees - Note 3                                                                                                     52,465
------------------------------------------------------------------------------------------------------------------------------------
Service plan fees - Note 3                                                                                                   22,626
------------------------------------------------------------------------------------------------------------------------------------
Tax provision - Note 1                                                                                                       20,077
------------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                                 16,625
------------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                           7,606
------------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                                   4,292
------------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 3                                                                        3,985
------------------------------------------------------------------------------------------------------------------------------------
Managing General Partners' compensation                                                                                       1,155
------------------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                              614
------------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                     490
------------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                        28,191
                                                                                                                           ---------
Total expenses                                                                                                              158,126
Less expenses paid indirectly - Note 1                                                                                         (341)
                                                                                                                           ---------
Net expenses                                                                                                                157,785

====================================================================================================================================
NET INVESTMENT INCOME                                                                                                       408,474

====================================================================================================================================
NET REALIZED GAIN ON INVESTMENTS                                                                                                117

====================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                       $408,591
                                                                                                                           =========

-----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               SIX MONTHS ENDED         YEAR ENDED
                                                                                               JUNE 30, 1999            DECEMBER 31,
                                                                                               (UNAUDITED)              1998
====================================================================================================================================
OPERATIONS
Net investment income                                                                             $408,474                 $834,686
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                      117                       --
                                                                                               -------------------------------------
Net increase in net assets resulting from operations                                               408,591                  834,686

====================================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                                       (408,474)                (834,686)

====================================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions - Note 2                                                        2,506,585                7,582,218

====================================================================================================================================
NET ASSETS
Total increase                                                                                   2,506,702                7,582,218
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             22,162,333               14,580,115
                                                                                               ------------             ------------
End of period                                                                                  $24,669,035              $22,162,333
                                                                                               ============             ============


See accompanying Notes to Financial Statements.

 5 Centennial America Fund, L.P.

FINANCIAL HIGHLIGHTS

                                                    Six Months
                                                    Ended
                                                    June 30,           Year Ended December 31,
                                                    1999 (Unaudited)   1998           1997           1996          1995       1994
====================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $1.00              $1.00          $1.00          $1.00         $1.00    $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                 .02                .04            .05            .05           .04      .03
Dividends and distributions to shareholders            (.02)              (.04)          (.05)          (.05)         (.04)    (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $1.00              $1.00          $1.00          $1.00         $1.00    $1.00
                                                    ========           ========       ========       ========      ========   ======

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       1.71%              4.40%          4.63%          4.69%         4.56%     2.91%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)            $24,669            $22,162        $14,580        $18,661       $11,102    $6,201
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $23,521            $19,724        $16,320        $16,998        $7,862    $5,693
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 3.50%              4.23%          4.53%          4.52%         4.48%     2.89%
Expenses(3)                                           1.36%              1.22%          0.98%          0.86%         1.48%     1.47%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year.
2. Annualized for periods less than one year.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.


See accompanying Notes to Financial Statements.


 6 Centennial America Fund, L.P.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Therefore, no federal income or excise tax provision is required. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund will elect to be treated as an "Electing 1987 Partnership". As such it will record a U.S. Federal income provision equal to 3.50% of gross income.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.








 7   Centennial America Fund, L.P.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                           SIX MONTHS ENDED JUNE 30, 1999       YEAR ENDED DECEMBER 31, 1998
                                           SHARES            AMOUNT             SHARES            AMOUNT
                                           -------------------------------      -------------------------------

      Sold                                  47,105,774       $47,105,774         53,991,754        $53,991,754
      Dividends and distributions
      reinvested                               359,040           359,040            807,080            807,080
      Redeemed                             (44,958,229)      (44,958,229)       (47,216,616)       (47,216,616)
                                           ------------     -------------       ------------       ------------
      Net increase                           2,506,585        $2,506,585          7,582,218         $7,582,218
                                           ============     =============       ============       ============

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million. The Fund's annualized management fee for the six months ended June 30, 1999 was 0.45% of average annual net assets.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved plan of distribution, the Fund expends 0.20% of its net assets annually to reimburse Centennial Asset Management Corporation, a subsidiary of the Manager, for costs incurred in distributing shares of the Fund, including amounts paid to brokers, dealers, banks and other institutions.












 8   Centennial America Fund, L.P.

CENTENNIAL AMERICA FUND, L.P.


OFFICERS AND MANAGING GENERAL PARTNERS
James C. Swain, Managing General Partner and Chairman
Bridget A. Macaskill, Managing General Partner and President
Robert G. Avis, Managing General Partner
William A. Baker, Managing General Partner
Sam Freedman, Managing General Partner
Raymond J. Kalinowski, Managing General Partner
C. Howard Kast, Managing General Partner
Robert M. Kirchner, Managing General Partner
Ned M. Steel, Managing General Partner
Carol E. Wolf, Vice President
Arthur J. Zimmer, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Vice President, Treasurer and Assistant Secretary Robert G. Zack, Assistant Secretary
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer

INVESTMENT ADVISOR
OppenheimerFunds, Inc.

DISTRIBUTOR
Centennial Asset Management Corporation

SUB-DISTRIBUTOR
OppenheimerFunds Distributor, Inc.

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

This is a copy of a report to shareholders of Centennial America Fund, L.P. This report must be preceded or accompanied by a Prospectus of Centennial America Fund, L.P. For material information concerning the Fund, see the Prospectus.

For shareholder servicing call:
1-800-525-9310 (in U.S.)
303-768-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO  80217-5143


RS0870.001.0699